Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 688,638.6	$ 8,263.0	₨ 1,500,675.9
Less Than 12 Months Unrealized Losses	835.6	10.0	19,859.2
12 Months or Greater Fair Value	3,017,836.7	36,211.1	1,719,897.9
12 Months or Greater Unrealized Losses	75,328.8	903.9	87,055.4
Fair Value	3,706,475.3	44,474.1	3,220,573.8
Unrealized Losses	76,164.4	$ 913.9	106,914.6
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	688,638.6		1,390,130.2
Less Than 12 Months Unrealized Losses	835.6		18,781.9
12 Months or Greater Fair Value	2,956,555.9		1,693,782.3
12 Months or Greater Unrealized Losses	74,685.3		86,239.5
Fair Value	3,645,194.5		3,083,912.5
Unrealized Losses	75,520.9		105,021.4
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	566,117.5		1,038,004.8
Less Than 12 Months Unrealized Losses	177.4		12,622.5
12 Months or Greater Fair Value	2,179,342.3		1,266,775.4
12 Months or Greater Unrealized Losses	52,035.9		67,722.0
Fair Value	2,745,459.8		2,304,780.2
Unrealized Losses	52,213.3		80,344.5
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	103,876.2		75,707.7
Less Than 12 Months Unrealized Losses	199.2		1,923.6
12 Months or Greater Fair Value	440,474.4		270,099.2
12 Months or Greater Unrealized Losses	12,035.2		13,681.2
Fair Value	544,350.6		345,806.9
Unrealized Losses	12,234.4		15,604.8
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		797.2
Less Than 12 Months Unrealized Losses	0.0		21.8
12 Months or Greater Fair Value	814.3		0.0
12 Months or Greater Unrealized Losses	18.4		0.0
Fair Value	814.3		797.2
Unrealized Losses	18.4		21.8
Debt securities, other than asset and mortgage-backed securities | Credit substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	5,745.3		254,023.6
Less Than 12 Months Unrealized Losses	293.3		3,771.0
12 Months or Greater Fair Value	97,997.4		152,702.6
12 Months or Greater Unrealized Losses	1,739.3		4,708.0
Fair Value	103,742.7		406,726.2
Unrealized Losses	2,032.6		8,479.0
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	12,899.6		21,596.9
Less Than 12 Months Unrealized Losses	165.7		443.0
12 Months or Greater Fair Value	237,927.5		4,205.1
12 Months or Greater Unrealized Losses	8,856.5		128.3
Fair Value	250,827.1		25,802.0
Unrealized Losses	9,022.2		571.3
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	13.5		17.5
12 Months or Greater Unrealized Losses	1.2		1.8
Fair Value	13.5		17.5
Unrealized Losses	1.2		1.8
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		110,545.7
Less Than 12 Months Unrealized Losses	0.0		1,077.3
12 Months or Greater Fair Value	61,267.3		26,098.1
12 Months or Greater Unrealized Losses	642.3		814.1
Fair Value	61,267.3		136,643.8
Unrealized Losses	₨ 642.3		₨ 1,891.4